Equity affiliates, other investments and related parties - Associates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Associates
Non current assets	$ 186,453	$ 188,029	$ 176,963
Current assets	79,679	85,265	79,799
TOTAL ASSETS	266,132	273,294	256,762
Shareholder's equity	106,085	119,305	118,114	$ 114,037
Non current liabilities	95,371	83,745	76,414
Current liabilities	64,676	70,244	62,234
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	266,132	273,294	256,762
Revenues from sales	119,704	176,249	184,106
NET INCOME	(7,336)	11,438	11,550
OTHER COMPREHENSIVE INCOME	1,230	(781)	(3,494)
Equity value	22,847	23,123	18,689
Profit/(loss)	452	3,406	3,170
Share of Other Comprehensive Income, net amount	(1,831)	408	(540)
Saudi Aramco Total Refining & Petrochemical Company | Refining & Chemicals
Associates
Non current assets	10,698	10,976	11,281
Current assets	1,211	1,793	2,069
TOTAL ASSETS	11,909	12,769	13,350
Shareholder's equity	1,256	2,113	2,412
Non current liabilities	7,994	8,098	8,398
Current liabilities	2,659	2,558	2,540
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	11,909	12,769	13,350
Revenues from sales	6,031	10,522	11,886
NET INCOME	(686)	(171)	122
OTHER COMPREHENSIVE INCOME	$ (171)	$ (124)	$ 16
% owned	37.50%	37.50%	37.50%
Equity value	$ 471	$ 792	$ 905
Profit/(loss)	(257)	(64)	46
Share of Other Comprehensive Income, net amount	$ (128)	(33)	40
Dividends paid to the Group			56
Refinery production capacity (in barrels per day) | item	460,000
Qatar | Refining & Chemicals
Associates
Non current assets	$ 4,105	4,160	3,968
Current assets	1,521	1,571	1,741
TOTAL ASSETS	5,626	5,731	5,709
Shareholder's equity	2,717	2,676	2,748
Non current liabilities	2,171	2,150	1,914
Current liabilities	738	905	1,047
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	5,626	5,731	5,709
Revenues from sales	5,222	8,225	9,929
NET INCOME	91	42	409
OTHER COMPREHENSIVE INCOME		111	(21)
Equity value	716	706	740
Profit/(loss)	57	91	198
Share of Other Comprehensive Income, net amount	(16)	14	6
Dividends paid to the Group	$ 63	159	271
Qatar Petrochemical Company Q.S.C. (QAPCO) | Refining & Chemicals
Associates
% owned	20.00%
Qatofin Company Limited | Refining & Chemicals
Associates
% owned	49.09%
Laffan Refinery Company Limited | Refining & Chemicals
Associates
% owned	10.00%
Laffan Refinery Company Limited 2 | Refining & Chemicals
Associates
% owned	10.00%
Exploration and production activities | Novatek
Associates
Non current assets	$ 23,748	24,081	14,639
Current assets	4,170	6,898	4,545
TOTAL ASSETS	27,918	30,979	19,184
Shareholder's equity	22,160	24,884	14,163
Non current liabilities	3,164	3,727	3,086
Current liabilities	2,594	2,368	1,935
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	27,918	30,979	19,184
Revenues from sales	9,733	13,227	13,415
NET INCOME	1,759	8,260	4,636
OTHER COMPREHENSIVE INCOME	$ (3,206)	$ 1,807	$ (2,545)
% owned	19.40%	19.40%	19.40%
Revaluation identifiable assets on equity affiliates	$ 1,297	$ 1,641	$ 1,556
Equity value	5,596	6,469	4,303
Profit/(loss)	264	1,508	794
Share of Other Comprehensive Income, net amount	(1,409)	634	(540)
Dividends paid to the Group	229	266	151
Group share of equity associate's market value	9,951
Exploration and production activities | Liquefaction entities
Associates
Non current assets	34,273	30,578	28,664
Current assets	7,537	9,994	9,358
TOTAL ASSETS	41,810	40,572	38,022
Shareholder's equity	23,403	23,640	22,615
Non current liabilities	13,608	11,445	9,826
Current liabilities	4,799	5,487	5,581
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	41,810	40,572	38,022
Revenues from sales	15,584	22,684	25,644
NET INCOME	2,416	5,692	7,408
Revaluation identifiable assets on equity affiliates	1,837	1,714	44
Equity value	5,534	5,493	3,758
Profit/(loss)	237	637	874
Share of Other Comprehensive Income, net amount	(122)	23	49
Dividends paid to the Group	$ 406	752	816
Exploration and production activities | Nigeria LNG Limited
Associates
% owned	15.00%
Exploration and production activities | Angola LNG Limited
Associates
% owned	13.60%
Exploration and production activities | Yemen LNG Company Limited
Associates
% owned	39.62%
Exploration and production activities | Qatar Liquefied Gas Company Limited
Associates
% owned	10.00%
Exploration and production activities | Qatar Liquefied Gas Company Limited (II)
Associates
% owned	16.70%
Exploration and production activities | Oman LNG, LLC
Associates
% owned	5.54%
Exploration and production activities | Abu Dhabi Gas Liquefaction Company Limited
Associates
% owned	5.00%
Exploration and production activities | Arctic LNG 2 LLC
Associates
% owned	10.00%
Exploration and production activities | Petrocedeno
Associates
Non current assets	$ 4,008	3,994	4,324
Current assets	6,428	7,457	5,580
TOTAL ASSETS	10,436	11,451	9,904
Shareholder's equity	4,548	4,548	4,581
Non current liabilities	73	76	20
Current liabilities	5,815	6,827	5,303
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	10,436	11,451	9,904
Revenues from sales	$ 66	356	1,629
NET INCOME		$ (33)	$ 122
% owned	30.32%	30.32%	30.32%
Equity value	$ 1,379	$ 1,379	$ 1,389
Profit/(loss)		$ (10)	37
Dividends paid to the Group			$ 218